Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
Use of estimates and judgments	Use of estimates and judgmentsIn preparing these consolidated financial statements, management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, incomes and expenses. Actual amounts may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The estimates and underlying assumptions mainly relate to the following:
•Allocation of revenue to performance obligations provided for in the agreement with Ipsen, see Note 8 - "Revenues and other income"
•Research tax credits, see Note 8 - "Revenues and other income"
•Accruals related to clinical trials, see Note 20 - "Trade and other payables"
•Valuation of our investments in Genoscience, see Note 14 - "Goodwill and intangible assets"
•Valuation of our VS-01 assets related to the Versantis acquisition, see Note 14 - "Goodwill and intangible assets"
•Valuation of our license rights acquired, see Note 14 - "Goodwill and intangible assets"
•Convertible loans, see Note 18 - "Loans and borrowingsConsolidation
Going concern
When assessing going concern, the Group’s Board of Directors mainly considers the liquidity available at the statement of financial position date, the cash spend projections for next 12-month period as from the date of the financial statements are issued and the availability of other funding
The consolidated financial statements were prepared on a going concern basis. The Group believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.
Consolidated entities
The Group controls an entity when it is exposed to variable returns from its involvement with the entity, and it has the ability to affect those returns through its power over the entity.
The Group controls all the entities included in the scope of consolidation.
Versantis Inc was dissolved on June 2, 2023. All assets and liabilities of the company were transferred to Versantis AG. The impact to the financial statements was not material.
Accounting policies
The accounting policies used for these interim consolidated financial statements are the same as those used for the most recent consolidated annual financial statements.

Foreign currency	Foreign currency
Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currencies of the entities of the Group at the exchange rates applicable at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the reporting date.
The resulting exchange gains or losses are recognized in the statements of operations.
Translation of foreign subsidiary financial statements
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the closing exchange rate. The income and expenses of foreign operations are translated into euros at the exchange rates effective at the transaction dates or using the average exchange rate for the reporting period unless this method cannot be applied due to significant exchange rate fluctuations.
Gains and losses arising from foreign operations are recognized in the statement of other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the statements of operations.
The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A.
Revenues from ongoing activities under client agreements	Revenues from contracts with customers
Intangible assets	Goodwill The company does not have any goodwill. Intangible assets
Trade and other receivables	TRADE AND OTHER RECEIVABLESOTHER FINANCIAL ASSETS
Cash and cash equivalents	CASH AND CASH EQUIVALENTS
Equity	EQUITY
Loans and borrowings	LOANS AND BORROWINGS
Trade and other payables	TRADE AND OTHER PAYABLES
Provisions	PROVISIONS
Other income	Research tax credit
The Research Tax Credit ("Crédit d'Impôt Recherche," or "CIR") is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is paid in cash to the entity by the tax authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/mid-size company, immediate payment of the Research Tax Credit can be requested. The Group meets such criteria.
The Group applies for CIR for research expenditures incurred in each fiscal year and recognizes the amount claimed in the line item "Other income" in the statements of operations in the same fiscal year. In the notes to the financial statements, the amount claimed is recognized under the heading "Research tax credit" (see Note 15 - "Trade and other receivables" and the table below).
8.2.2.Government grants
Government grants
The Group received until 2016 various forms of government grants. This government aid is provided for and managed by French state-owned entities, and specifically "BPI France" ("Banque Publique d'Investissement"), formerly named "OSEO Innovation".
Subsidies received are non-refundable.

Earnings (loss) per share	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).

Operating segments	SEGMENT INFORMATION
The Board of Directors and Chief Executive Officer are the chief operating decision makers.
The Board of Directors and the Chief Executive Officer oversee the operations and manage the business as one segment with a single activity; namely, the research and development of innovative medicines and diagnostic solutions, the marketing of which depends on the success of the clinical development phase.